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[SECURITY BENEFIT LOGO]

March 16, 2009

VIA EDGARLINK

Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

Subj:	SBL Variable Annuity Account XIV 1940 Act Registration Number: 811-10011 1933 Act Registration Numbers: 333-41180, 333-52114, 333-120399, 333-138540 CIK: 0001116625 Rule 30b2-1 Filing

Dear Sir or Madam:

As required by Rule 30e-2 under the Investment Company Act of 1940, as amended (the "Act"), SBL Variable Annuity Account XIV, a unit investment trust registered under the Act, mailed to its contract owners the annual report(s) for the underlying management investment companies. This filing constitutes the filing of those reports as required by Rule 30b2-1 under the Act.

The following annual reports, which were mailed to contract owners, were filed with the Commission via EDGAR on the dates indicated below and are incorporated herein by reference:

Underlying Management Investment Company	CIK Number	Date(s) Filed
AIM Growth Series	0000202032	March 6, 2009
AIM Variable Insurance Funds	0000896435	February 26, 2009
American Century Variable Portfolios, Inc.	0000814680	February 26, 2009
Direxion Insurance Trust	0001102060	March 6, 2009
Dreyfus Appreciation Fund, Inc.	0000318478	March 3, 2009
Dreyfus Investment Portfolios	0001056707	February 18, 2009
Dreyfus Variable Investment Fund	0000813383	February 18, 2009
Federated Insurance Series	0000912577	February 23, 2009
Franklin Templeton Variable Insurance Products Trust	0000837274	February 24, 2009
Janus Aspen Series	0000906185	February 26, 2009
Legg Mason Partners Variable Equity Trust	0001176343	March 5, 2009
Legg Mason Partners Variable Income Trust	0000874835	March 5, 2009
MFS® Variable Insurance Trust	0000918571	March 9, 2009
Neuberger Berman Advisers Management Trust	0000736913	March 6, 2009
Northern Lights Variable Trust	0001352621	March 11, 2009
Oppenheimer Variable Account Funds	0000752737	February 25, 2009
PIMCO Variable Insurance Trust	0001047304	March 4, 2009
Royce Capital Fund	0001006387	February 27, 2009
Royce Fund	0000709364	March 6, 2009
RS Investment Trust	0000814232	March 6, 2009
Rydex Variable Trust	0001064046	March 9, 2009
SBL Fund	0000217087	March 10, 2009
Security Income Fund	0000088498	March 10, 2009
T. Rowe Price Capital Appreciation Fund	0000793347	February 23, 2009
T. Rowe Price Growth Stock Fund, Inc.	0000080257	February 24, 2009
The Universal Institutional Funds, Inc.	0001011378	March 11, 2009
Van Kampen Comstock Fund	0000205193	February 27, 2009
Van Kampen Equity & Income Fund	0000080832	February 27, 2009
Van Kampen Life Investment Trust	0000778536	February 27, 2009
Variable Insurance Products Fund II	0000831016	March 11, 2009
Variable Insurance Products Fund III	0000927384	March 11, 2009
Variable Insurance Products Fund V	0000823535	March 11, 2009
Wells Fargo Variable Trust	0001081402	March 5, 2009

To the extent necessary, these filings are incorporated herein by reference.

Sincerely,

AMY J. LEE

Amy J. Lee
Vice President and Associate General Counsel
Security Benefit Life Insurance Company

One Security Benefit Place * Topeka, Kansas 66636-0001